PRIVATE PLACEMENT (Details) - USD ($)		6 Months Ended
	Sep. 17, 2020	Dec. 31, 2020	Jun. 30, 2021
Private Placement Warrants [Abstract]
Gross proceeds from issuance of warrants	$ 230,000,000
Private Placement Warrants [Member]
Private Placement Warrants [Abstract]
Warrants issued (in shares)	6,600,000	6,600,000
Share price (in dollars per share)	$ 1.00	$ 1.00
Gross proceeds from issuance of warrants	$ 6,600,000	$ 6,600,000
Class A Common Stock [Member]
Private Placement Warrants [Abstract]
Number of securities called by each warrant (in shares)		1
Warrant exercise price (in dollars per share)		$ 11.50
Class A Common Stock [Member] | Private Placement Warrants [Member]
Private Placement Warrants [Abstract]
Number of securities called by each warrant (in shares)	1
Warrant exercise price (in dollars per share)	$ 11.50		$ 11.50